Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.0%

	Asset Backed Securities — 11.5%
151,299	AccessLex Institute, Series 2005-1, Class A4, 2.14% (3 mo. USD LIBOR plus 0.21%), due 06/22/37†	143,597
382,629	AccessLex Institute, Series 2006-1, Class A3, 2.11% (3 mo. USD LIBOR plus 0.20%), due 08/25/37†	364,843
201,845	AccessLex Institute, Series 2007-A, Class A3, 2.21% (3 mo. USD LIBOR plus 0.30%), due 05/25/36†	197,416
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 3.49% (3 mo. USD LIBOR plus 1.49%), due 10/15/28† 144A	250,132
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	410,296
170,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, due 06/18/24	175,081
141,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, due 10/18/24	146,496
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	101,858
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	205,303
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	403,835
600,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	598,407
500,000	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 3.53% (3 mo. USD LIBOR plus 1.39%), due 07/22/32† 144A	500,612
366,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	371,494
249,600	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	256,621
47,028	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.48% (1 mo. USD LIBOR plus 0.69%), due 04/25/34†	47,019
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.26% (3 mo. USD LIBOR plus 1.26%), due 07/16/29† 144A	998,638
207,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, due 03/20/23 144A	212,043
297,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	294,635
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.34% (3 mo. USD LIBOR plus 1.34%), due 07/18/30† 144A	249,752
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.25% (3 mo. USD LIBOR plus 1.25%), due 10/15/30† 144A	249,707
173,586	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.33% (3 mo. USD LIBOR plus 1.33%), due 04/13/27† 144A	173,604
1,000,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	1,009,206
125,000	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	127,647
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,730,467
500,000	Carlyle U.S. CLO, Ltd., Series 2017-1A, Class A1B, 3.20% (3 mo. USD LIBOR plus 1.23%), due 04/20/31† 144A	497,525

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,333,469
230,856	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43 144A	232,785
292,000	CNH Equipment Trust, Series 2018-B, Class A3, 3.19%, due 11/15/23	296,591
321,750	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	330,426
487,651	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	487,329
333,418	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58◆◆ 144A	336,403
914,340	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	927,479
147,000	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	150,606
747,245	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	765,216
470,400	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	487,985
848,680	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.19% (3 mo. USD LIBOR plus 1.25%), due 07/25/47† 144A	851,238
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	302,217
331,200	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	338,928
126,750	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	127,386
1,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	1,958,720
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,631,287
463,000	Ford Credit Floorplan Master Owner Trust A, Series 2019-2, Class A, 3.06%, due 04/15/26	478,672
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	102,743
1,245,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	1,262,459
335,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	342,776
437,372	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11% (3 mo. USD LIBOR plus 0.20%), due 08/25/44†	421,186
320,000	Golden Credit Card Trust, Series 2018-4A, Class A, 3.44%, due 10/15/25 144A	334,052
202,680	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	203,608
89,752	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	92,369
172,484	Home Equity Asset Trust, Series 2003-8, Class M1, 2.87% (1 mo. USD LIBOR plus 1.08%), due 04/25/34†	173,670
1,750,000	HPS Loan Management CLO, Ltd., Series 10A-16, Class A1R, 3.11% (3 mo. USD LIBOR plus 1.14%), due 01/20/28† 144A	1,750,015
750,000	HPS Loan Management CLO, Ltd., Series 15A-19, Class A1, 3.49% (3 mo. USD LIBOR plus 1.32%), due 07/22/32† 144A	751,028
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.21% (3 mo. USD LIBOR plus 1.28%), due 10/23/29† 144A	500,187
540,582	Invitation Homes Trust, Series 2018-SFR1, Class A, 2.44% (1 mo. USD LIBOR plus 0.70%), due 03/17/37† 144A	536,777
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	156,336
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	156,536
108,010	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.18% (3 mo. USD LIBOR plus 0.24%), due 10/27/42†	104,814

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
400,296	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	401,948
282,622	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59†† 144A	284,619
420,202	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.17% (3 mo. USD LIBOR plus 1.20%), due 10/20/26† 144A	420,425
122,000	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	124,243
1,779,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	1,775,274
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 3.09% (3 mo. USD LIBOR plus 1.12%), due 04/21/31† 144A	741,107
145,096	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58◆◆ 144A	149,274
178,132	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	178,275
161,000	MMAF Equipment Finance LLC, Series 2019-A, Class A3, 2.84%, due 11/13/23 144A	163,392
127,912	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 2.81% (1 mo. USD LIBOR plus 1.02%), due 10/25/33†	127,381
62,880	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 2.84% (1 mo. USD LIBOR plus 1.05%), due 06/25/33†	63,352
208,119	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	214,049
102,442	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	106,146
338,000	Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	337,809
224,709	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.51% (1 mo. USD LIBOR plus 0.72%), due 10/25/33† 144A	221,911
198,096	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	198,485
123,234	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	123,692
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23 144A	121,439
2,050,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	2,104,556
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 2.74% (3 mo. USD LIBOR plus 0.80%), due 07/25/36†	595,122
74,574	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	74,824
195,868	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	196,075
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.26% (3 mo. USD LIBOR plus 1.26%), due 07/15/30† 144A	250,070
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,300,941
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	300,707
567,994	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.54% (1 mo. USD LIBOR plus 0.80%), due 09/14/32† 144A	568,391
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	172,604

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
108,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	109,668
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.20% (3 mo. USD LIBOR plus 1.25%), due 10/22/30† 144A	749,437
750,000	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 3.25% (3 mo. USD LIBOR plus 1.28%), due 10/20/31† 144A	747,243
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.19% (3 mo. USD LIBOR plus 1.25%), due 10/30/30† 144A	249,531
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 3.46% (3 mo. USD LIBOR plus 1.49%), due 01/20/29† 144A	750,481
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 3.55% (3 mo. USD LIBOR plus 1.39%), due 07/20/32† 144A	499,806
1,000,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R2, 3.11% (3 mo. USD LIBOR plus 1.22%), due 05/21/29† 144A	1,000,120
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 3.10% (3 mo. USD LIBOR plus 1.10%), due 07/16/31† 144A	746,689
240,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	241,910
650,000	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	660,053
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,326,384
8,407	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	8,640
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.11% (3 mo. USD LIBOR plus 1.18%), due 07/25/31† 144A	247,781
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, due 12/16/24	507,569
900,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	900,833
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	401,773
281,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	280,118
177,995	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.48% (1 mo. USD LIBOR plus 0.69%), due 05/25/35†	178,183
259,350	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	268,629
102,618	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/35 144A	104,293
100,726	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	101,681
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.21% (3 mo. USD LIBOR plus 1.24%), due 07/20/30† 144A	497,382
2,791,591	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,871,303
1,643,630	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,708,830
2,545,908	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,648,808
1,053,474	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,089,161
817,331	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	837,352
2,634,610	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,687,734
106,584	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	107,126
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	388,998
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 3.18% (3 mo. USD LIBOR plus 1.25%), due 10/23/31† 144A	1,745,215

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
2,750,000	Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR, 3.08% (3 mo. USD LIBOR plus 1.15%), due 01/23/29† 144A	2,750,027
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.22% (3 mo. USD LIBOR plus 1.28%), due 07/25/30† 144A	499,626
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	546,622
3,223,000	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,229,794
655,184	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	690,194
546,610	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.13% (3 mo. USD LIBOR plus 0.19%), due 10/28/37† 144A	527,438
348,480	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	356,993
722,111	Telos CLO, Series 2013-3A, Class AR, 3.30% (3 mo. USD LIBOR plus 1.30%), due 07/17/26† 144A	721,364
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.23% (3 mo. USD LIBOR plus 1.23%), due 07/15/29† 144A	250,096
1,951,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,983,247
202,125	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43 144A	203,110
181,608	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	187,418
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 3.26% (3 mo. USD LIBOR plus 1.26%), due 01/15/32† 144A	496,093
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,488,337
161,456	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	161,532
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 3.22% (3 mo. USD LIBOR plus 1.25%), due 01/20/32† 144A	497,375
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 3.53% (3 mo. USD LIBOR plus 1.34%), due 07/20/32† 144A	750,570
576,105	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	588,307
111,528	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	111,989
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	154,901
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,459,140
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,094,333
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	198,628
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 3.52% (3 mo. USD LIBOR plus 1.35%), due 07/22/32† 144A	750,103
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.37% (3 mo. USD LIBOR plus 1.37%), due 07/15/29† 144A	247,672

		86,565,278

Par Value(a)	Description	Value ($)

	Corporate Debt — 32.5%
310,000	3M Co., (MTN), 3.25%, due 02/14/24	324,658
1,443,000	AbbVie, Inc., 2.30%, due 11/21/22 144A	1,451,301
546,000	AbbVie, Inc., 3.20%, due 11/21/29 144A	556,164
300,000	AbbVie, Inc., 3.60%, due 05/14/25	317,180
452,000	AbbVie, Inc., 4.25%, due 11/21/49 144A	481,999
500,000	AbbVie, Inc., 4.50%, due 05/14/35	564,831

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
170,000	AbbVie, Inc., 4.70%, due 05/14/45	190,288
132,233	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	168,102
145,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	152,398
580,000	AECOM, 5.13%, due 03/15/27	625,152
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	420,319
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	278,988
321,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	324,231
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	209,765
370,000	Aetna, Inc., 4.75%, due 03/15/44	413,959
310,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	246,579
757,596	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 09/15/28 144A	792,610
184,934	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/27 144A	184,813
126,349	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/26 144A	134,590
131,000	Air Lease Corp., 3.63%, due 12/01/27	135,766
117,000	Aircastle, Ltd., 4.40%, due 09/25/23	123,785
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	211,770
200,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	202,262
640,000	Allergan Funding SCS, 4.55%, due 03/15/35	700,763
55,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	59,212
390,000	Ally Financial, Inc., 5.13%, due 09/30/24	430,901
130,000	Altice Financing SA, 6.63%, due 02/15/23 144A	132,546
475,000	Amazon.com, Inc., 3.15%, due 08/22/27	503,812
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	334,717
190,000	AMC Networks, Inc., 5.00%, due 04/01/24	194,275
225,000	American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, due 08/15/33	231,809
293,899	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	305,570
150,000	American Airlines Pass Through Trust, Series 2019-1, Class A, 3.50%, due 08/15/33	154,022
137,822	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	140,257
220,815	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 08/15/30	233,439
113,587	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, due 11/01/24	114,535
120,923	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	129,701
242,491	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	258,709
2,615,144	American Airlines Pass Through Trust, Series 2013-2, 4.95%, due 07/15/24	2,727,537
48,103	American Airlines Pass Through Trust, Series 2001-1, 6.98%, due 11/23/22	49,312
982,000	American Express Co., 3.70%, due 08/03/23	1,033,082
280,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	298,524
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,495,134
230,000	American Tower Corp. REIT, 2.95%, due 01/15/25	235,312
421,000	American Tower Corp. REIT, 3.55%, due 07/15/27	441,760
190,000	American Tower Corp. REIT, 3.80%, due 08/15/29	203,537
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	205,673
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27‡ 144A	164,219
1,139,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	1,353,086
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	315,229
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	455,417
200,000	Antero Resources Corp., 5.00%, due 03/01/25‡	150,500
150,000	Antero Resources Corp., 5.38%, due 11/01/21	143,101

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,993
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	236,807
233,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 10/01/22	235,403
265,000	Arconic, Inc., 5.13%, due 10/01/24	289,039
175,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	183,969
239,000	Ares Capital Corp., 3.63%, due 01/19/22	243,310
150,000	Ascension Health, 3.11%, due 11/15/39	147,681
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	145,474
2,000,000	AT&T, Inc., 2.35%, due 11/27/22‡‡ 144A	1,871,312
150,000	AT&T, Inc., 2.63%, due 12/01/22	152,400
700,000	AT&T, Inc., 3.07% (3 mo. USD LIBOR plus 1.18%), due 06/12/24 †	712,604
455,000	AT&T, Inc., 3.40%, due 05/15/25	476,867
461,000	AT&T, Inc., 3.80%, due 02/15/27	492,186
25,000	AT&T, Inc., 4.30%, due 02/15/30	27,804
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,327
175,000	AT&T, Inc., 4.55%, due 03/09/49	194,664
1,055,000	AT&T, Inc., 4.85%, due 03/01/39	1,219,105
125,000	AT&T, Inc., 4.90%, due 08/15/37	144,152
110,000	AT&T, Inc., 5.25%, due 03/01/37	131,617
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 year USD ICE swap plus 5.17%)† ††††† 144A	148,474
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	207,513
139,000	AXA SA, 8.60%, due 12/15/30	202,071
160,000	Azul Investments LLP, 5.88%, due 10/26/24‡ 144A	166,388
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,205,072
200,000	Banco Santander SA, 3.85%, due 04/12/23	208,770
100,000	Banco Santander SA, 4.38%, due 04/12/28‡	109,576
137,000	Banff Merger Sub, Inc., 9.75%, due 09/01/26 144A	139,058
160,000	Bank of America Corp., Series JJ, 5.13% (3 mo. USD LIBOR plus 3.29%)† †††††	169,448
405,000	Bank of America Corp., Series DD, 6.30% (3 mo. USD LIBOR plus 4.55%)† ††††† ‡	468,121
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR plus 0.01%), due 10/22/30†	161,612
470,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	500,265
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.37%), due 07/21/28†	800,968
1,535,000	Bank of America Corp., (MTN), 3.82% (3 mo. USD LIBOR plus 1.58%), due 01/20/28†	1,649,360
342,000	Bank of America Corp., (MTN), Series L, 3.95%, due 04/21/25	365,478
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	537,791
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	177,288
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR plus 1.31%), due 07/23/29†	233,596
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR plus 1.52%),, due 03/15/50†	257,170
1,212,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,332,163
575,000	Barclays Plc, 3.68%, due 01/10/23	589,899
190,000	Barclays Plc, 4.38%, due 01/12/26	205,835
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR plus 1.90%), due 05/16/29†	451,389
770,000	BAT Capital Corp., 3.22%, due 08/15/24	788,120

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
100,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	103,950
305,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	315,771
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	115,027
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,804,530
105,000	BHP Billiton Finance USA, Ltd., 6.25% (5 year USD swap plus 4.97%), due 10/19/75† ‡ 144A	108,415
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,182,928
110,000	BMW US Capital LLC, 2.41% (3 mo. USD LIBOR plus 0.41%), due 04/12/21 144A†	110,204
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	322,192
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	215,611
185,000	Boeing Co. (The), 3.75%, due 02/01/50	197,288
250,000	BPCE SA, 4.50%, due 03/15/25 144A	269,580
255,000	BPCE SA, 5.70%, due 10/22/23 144A	282,362
395,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	394,436
715,000	Bristol-Myers Squibb Co., 2.25%, due 08/15/21 144A	719,642
530,000	Bristol-Myers Squibb Co., 2.90%, due 07/26/24 144A	547,621
218,000	Bristol-Myers Squibb Co., 3.25%, due 02/20/23 144A	225,885
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39 144A	63,600
230,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	273,487
135,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45 144A	173,583
93,932	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/33 144A	98,773
200,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.13%, due 01/15/25	202,574
825,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	857,715
585,000	Broadcom, Inc., 3.63%, due 10/15/24 144A	608,729
340,000	Broadcom, Inc., 4.75%, due 04/15/29 144A	372,115
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	150,031
130,000	Cablevision Systems Corp., 5.88%, due 09/15/22	140,306
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	748,669
345,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	368,191
1,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,141,162
215,000	Capital One Financial Corp., 3.50%, due 06/15/23	223,577
155,000	Capital One Financial Corp., 3.90%, due 01/29/24	164,507
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,714
115,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	117,588
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	225,088
130,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	135,147
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	279,386
75,000	Centene Corp., 4.25%, due 12/15/27 144A	77,295
78,000	Centene Corp., 4.63%, due 12/15/29 144A	82,150
218,000	Centene Corp., 5.38%, due 06/01/26 144A	231,756
155,000	CenterPoint Energy, Inc., 2.50%, due 09/01/24	155,390
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	331,264
50,000	Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	51,030
454,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	484,399
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,257

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
442,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	466,880
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	303,411
466,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	545,101
1,714,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,160,353
744,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	923,682
336,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29 144A	345,895
1,790,000	Cigna Corp., 3.40%, due 03/01/27 144A	1,863,383
80,000	Cigna Corp., 4.80%, due 07/15/46 144A	93,224
445,000	Cigna Corp., 4.90%, due 12/15/48	533,741
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	195,529
317,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	333,243
395,000	Citigroup, Inc., 3.20%, due 10/21/26	410,186
1,812,000	Citigroup, Inc., 3.40%, due 05/01/26	1,905,336
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.39%), due 07/24/28† ‡	330,756
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.56%), due 01/10/28†	1,709,438
180,000	Citigroup, Inc., 4.40%, due 06/10/25	195,824
469,000	Citigroup, Inc., 4.60%, due 03/09/26	516,831
150,000	Citigroup, Inc., 5.50%, due 09/13/25	171,647
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.23%)† †††††	138,218
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.07%)† †††††	243,688
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.10%)† †††††	562,895
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.48%)† †††††	123,942
360,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.52%)† †††††	409,376
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	47,446
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	655,752
245,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	249,193
261,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	289,818
105,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	117,505
335,000	CNOOC Finance 2013, Ltd., 2.88%, due 09/30/29	335,692
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	160,853
475,000	Comcast Corp., 3.45%, due 02/01/50	488,326
5,000	Comcast Corp., 3.97%, due 11/01/47	5,517
20,000	Comcast Corp., 6.50%, due 11/15/35	28,398
54,000	Commercial Metals Co., 5.38%, due 07/15/27	56,854
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,433,644
357,000	CommonSpirit Health, 4.19%, due 10/01/49	358,451
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	394,462
315,000	CommScope, Inc., 8.25%, due 03/01/27‡ 144A	332,120
130,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24 144A	133,522
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	52,650
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	347,597
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	73,528
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	412,482

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
996,703		Continental Airlines Pass Through Trust, Series 2007-1 , Class A, 5.98%, due 10/19/23	1,049,358
700,000		Continental Resources, Inc., 4.50%, due 04/15/23	731,909
298,000		Continental Resources, Inc., 5.00%, due 09/15/22	300,325
1,185,000		Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,253,773
1,526,000		Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,576,245
250,000		Credit Agricole SA, 3.75%, due 04/24/23 144A	261,685
225,000		Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)† ††††† 144A	257,040
275,000		Credit Suisse Group AG, 7.50% (5 year USD swap plus 4.60%)† ††††† 144A	301,143
500,000		Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	508,686
125,000		Credito Real SAB de CV SOFOM ER, 9.13% (5 year CMT plus 7.03%)† ††††† 144A	131,837
230,000		Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	241,239
165,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	176,344
125,000		CSC Holdings LLC, 7.50%, due 04/01/28 144A	141,540
311,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22	286,995
239,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	235,514
73,000		CVS Health Corp., 3.00%, due 08/15/26	74,587
1,160,000		CVS Health Corp., 3.70%, due 03/09/23	1,209,818
320,000		CVS Health Corp., 4.10%, due 03/25/25	343,785
50,000		CVS Health Corp., 4.78%, due 03/25/38	56,935
234,000		CVS Health Corp., 5.05%, due 03/25/48	277,739
130,000		CVS Health Corp., 5.13%, due 07/20/45	154,464
720,859		CVS Pass-Through Trust, 6.94%, due 01/10/30	844,984
1,880,007		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,326,271
220,000		Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	226,679
188,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	188,863
1,135,000		Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,143,967
180,000		Daimler Finance North America LLC, 2.70%, due 06/14/24 144A	181,725
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	161,971
187,000		Danske Bank AS, 5.00%, due 01/12/22 144A	196,482
355,000		DaVita, Inc., 5.00%, due 05/01/25	365,946
70,000		DCP Midstream Operating, LP, 5.13%, due 05/15/29	72,755
578,000		DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	581,881
380,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR plus 3.85%), due 05/21/43† 144A	354,705
371,000		DCP Midstream, LP, 7.38% (3 mo. USD LIBOR plus 5.15%)† †††††	349,304
392,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26 144A	432,000
399,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29 144A	450,283
404,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	557,426
782,880		Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	850,396
404,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	405,016
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	278,301
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	332,866
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	313,464
375,000		Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	378,075
305,000	EUR	DH Europe Finance II Sarl, 1.35%, due 09/18/39	324,682
240,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, due 08/15/27‡ 144A	233,844
1,522,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,614,315

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
276,000	Discover Bank, 2.45%, due 09/12/24	275,689
362,000	Discover Financial Services, 3.95%, due 11/06/24	384,728
100,000	Discover Financial Services, 4.10%, due 02/09/27	107,848
245,000	Dollar Tree, Inc., 2.70% (3 mo. USD LIBOR plus 0.70%), due 04/17/20†	245,047
505,000	Dollar Tree, Inc., 4.20%, due 05/15/28	542,184
854,000	Dominion Energy, Inc., 2.72%, due 08/15/21††	860,885
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	116,299
1,839,000	Duke Energy Corp., 3.55%, due 09/15/21	1,879,301
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	428,677
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	209,116
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	265,766
95,000	Eldorado Resorts, Inc., 6.00%, due 09/15/26	104,797
80,000	Eldorado Resorts, Inc., 7.00%, due 08/01/23	83,433
62,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	68,149
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	275,106
343,000	Emera US Finance, LP, 3.55%, due 06/15/26	356,609
279,000	Enable Midstream Partners, LP, 3.90%, due 05/15/24	286,028
270,000	Enable Midstream Partners, LP, 4.95%, due 05/15/28	273,728
285,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.42%), due 07/15/77†	294,471
247,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR plus 3.64%), due 03/01/78†	268,269
265,000	Encana Corp., 6.50%, due 08/15/34	312,014
42,000	Encompass Health Corp., 4.50%, due 02/01/28	43,600
525,000	Enel Finance International NV, 2.65%, due 09/10/24 144A	527,348
70,000	Energy Transfer Operating, LP, 4.20%, due 04/15/27	73,375
358,000	Energy Transfer Operating, LP, 4.25%, due 03/15/23	374,195
240,000	Energy Transfer Operating, LP, 5.15%, due 03/15/45	253,076
970,000	Energy Transfer Operating, LP, 5.50%, due 06/01/27	1,092,161
244,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	270,327
150,000	Energy Transfer Operating, LP, 6.00%, due 06/15/48	175,280
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	410,887
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	215,083
440,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR plus 3.03%), due 08/16/77†	445,940
339,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	340,888
179,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	194,731
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ^	—
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,350,235
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,362,320
380,000	Expedia Group, Inc., 3.25%, due 02/15/30 144A	366,515
460,000	Expedia Group, Inc., 3.80%, due 02/15/28	470,921
420,000	Expedia Group, Inc., 5.00%, due 02/15/26	463,692
770,000	FedEx Corp., 4.05%, due 02/15/48	745,282
1,160,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,270,611
212,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.03%)† †††††	218,417
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26‡ 144A	136,937
245,000	FirstEnergy Corp., 7.38%, due 11/15/31	346,204
259,000	Fiserv, Inc., 2.75%, due 07/01/24	263,848
380,000	Fiserv, Inc., 3.20%, due 07/01/26	394,108
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	201,672

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	924,930
749,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	760,156
407,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	419,818
435,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	455,527
160,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	157,670
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	70,762
113,000	GCI LLC, 6.63%, due 06/15/24 144A	122,652
146,000	GCI LLC, 6.88%, due 04/15/25	152,996
1,355,000	GE Capital International Funding Co. Unlimited Co., 2.34%, due 11/15/20	1,356,378
977,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,046,877
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20	81,250
375,000	General Electric Co., (MTN), 5.55%, due 01/05/26	430,604
305,000	General Motors Co., 4.00%, due 04/01/25	321,758
380,000	General Motors Co., 4.88%, due 10/02/23	408,083
160,000	General Motors Financial Co., Inc., 2.86% (3 mo. USD LIBOR plus 0.85%), due 04/09/21†	160,353
120,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	122,303
596,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	626,926
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,260,291
304,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	325,205
44,000	GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	39,161
361,000	GlaxoSmithKline Capital Plc, 3.00%, due 06/01/24	376,761
424,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	469,474
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24‡ 144A	170,392
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	147,065
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	90,041
320,000	Goldman Sachs Group (The), Inc., 3.81% (3 mo. USD LIBOR plus 1.16%), due 04/23/29†	343,591
932,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	992,884
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.83%)† ††††† ‡	134,488
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.92%)† †††††	470,852
1,850,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	1,986,586
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	175,833
84,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25	88,235
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	78,022
123,000	HCA, Inc., 4.13%, due 06/15/29	130,763
230,000	HCA, Inc., 5.25%, due 04/15/25	257,649
227,000	HCA, Inc., 5.25%, due 06/15/26	254,644
150,000	HCA, Inc., 5.38%, due 02/01/25	166,187
200,000	HCA, Inc., 5.88%, due 02/01/29‡	231,500
620,000	Healthpeak Properties, Inc. REIT, 4.25%, due 11/15/23	662,037
127,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	134,839
430,000	HSBC Holdings Plc, 3.95% (3 mo. USD LIBOR plus 0.99%), due 05/18/24† ‡	452,650
260,000	HSBC Holdings Plc, 6.88% (5 year USD ICE swap plus 5.51%)† †††††	272,766
297,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	311,231
224,000	Husky Energy, Inc., 3.95%, due 04/15/22	231,749
332,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	350,695
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	136,864
165,000	IHS Markit, Ltd., 4.75%, due 08/01/28	184,154

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
220,000	ING Bank NV, 5.80%, due 09/25/23 144A	244,326
215,000	ING Groep NV, 3.55%, due 04/09/24	225,174
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	172,250
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	191,248
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	227,541
182,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	193,906
64,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	67,702
385,000	JBS Investments II GmbH, 5.75%, due 01/15/28 144A	406,695
245,000	Jefferies Financial Group, Inc., 5.50%, due 10/18/23	266,582
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	540,296
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	318,446
248,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	274,153
183,000	JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, due 11/15/33	185,698
462,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	476,515
1,200,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR plus 1.34%), due 02/01/28†	1,295,030
341,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.25%), due 01/29/27†	370,358
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.38%), due 11/15/48†	709,314
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR plus 1.12%), due 04/23/29†	373,747
1,950,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR plus 1.26%), due 07/23/29†	2,178,426
180,000	JPMorgan Chase & Co., 5.00% (SOFR plus 3.38%)† †††††	187,425
555,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.80%)† †††††	559,337
373,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.78%)† †††††	421,477
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	219,699
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32‡	218,573
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,519,271
226,000	KLA Corp., 4.10%, due 03/15/29	247,824
360,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	360,407
320,000	Kraft Heinz Foods Co., 3.75%, due 04/01/30 144A	330,023
205,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	210,635
210,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49‡ 144A	222,007
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	125,082
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	138,406
1,140,000	Kroger Co. (The), 4.00%, due 02/01/24	1,215,904
300,000	L Brands, Inc., 5.63%, due 10/15/23	324,250
510,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	512,532
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	48,938
88,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 10/01/25 144A	91,557
286,000	Lam Research Corp., 3.75%, due 03/15/26	306,866
232,000	Lam Research Corp., 4.88%, due 03/15/49	290,976
110,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	118,661
201,000	Lazard Group LLC, 4.38%, due 03/11/29‡	219,257
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17**** †††	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17**** †††	95
279,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	281,478
324,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	338,216
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	270,086

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
2,033,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,273,866
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	105,831
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22‡ 144A	147,719
585,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	639,597
265,000	Lloyds Banking Group Plc, 7.50% (5 year USD swap plus 4.76%)† †††††	293,295
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	907,882
284,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	154,188
140,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.52%)† ††††† ‡	151,851
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	292,569
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR plus 1.33%), due 03/27/24† 144A	1,560,407
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	58,800
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	234,546
115,000	Markel Corp., 4.15%, due 09/17/50	119,056
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	246,399
328,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	362,746
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	594,015
321,000	MDC Partners, Inc., 6.50%, due 05/01/24 144A	291,307
445,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	455,940
154,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	158,239
187,000	Methanex Corp., 4.25%, due 12/01/24	192,968
260,000	Methanex Corp., 5.25%, due 12/15/29	269,187
255,000	MetLife, Inc., 6.40%, due 12/15/66	312,782
103,000	MGIC Investment Corp., 5.75%, due 08/15/23	114,115
593,000	Microchip Technology, Inc., 4.33%, due 06/01/23	626,960
590,000	Micron Technology, Inc., 4.19%, due 02/15/27	630,325
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	172,233
512,000	Micron Technology, Inc., 5.33%, due 02/06/29	587,992
295,000	Microsoft Corp., 4.00%, due 02/12/55	350,326
288,000	Microsoft Corp., 4.45%, due 11/03/45	361,133
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.34%), due 07/22/28†	1,005,597
921,000	Morgan Stanley, 3.88%, due 04/29/24	979,700
325,000	Morgan Stanley, 5.61% (3 mo. USD LIBOR plus 3.61%)† †††††	328,266
1,051,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,086,069
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR plus 1.14%), due 01/24/29†	667,913
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	247,229
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,094,713
408,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	442,880
252,000	MPLX, LP, 4.00%, due 03/15/28	261,236
86,000	MPLX, LP, 4.25%, due 12/01/27 144A	90,699
250,000	MPLX, LP, 4.50%, due 04/15/38	254,813
25,000	MPLX, LP, 5.20%, due 03/01/47	27,070
160,000	MPLX, LP, 5.25%, due 01/15/25 144A	168,097
145,000	MPLX, LP, 6.38%, due 05/01/24 144A	151,871
543,000	MPLX, LP, 6.88% (3 mo. USD LIBOR plus 4.65%)† †††††	548,430
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	149,208
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	161,397
305,000	Mylan, Inc., 5.20%, due 04/15/48	342,120
110,000	National CineMedia LLC, 5.88%, due 04/15/28 144A	117,188
102,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	108,182

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
83,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	92,026
220,000	Nationwide Building Society, 3.62% (3 mo. USD LIBOR plus 1.18%), due 04/26/23† 144A	226,405
200,000	Nationwide Building Society, 3.96% (3 mo. USD LIBOR plus 1.86%), due 07/18/30† 144A	215,127
295,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	308,397
215,000	Netflix, Inc., 4.88%, due 04/15/28	223,863
165,000	Netflix, Inc., 4.88%, due 06/15/30 144A	167,883
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	62,943
335,000	Netflix, Inc., 5.88%, due 11/15/28	371,987
445,000	New England Power Co., 3.80%, due 12/05/47 144A	468,189
100,000	Newfield Exploration Co., 5.38%, due 01/01/26	108,596
160,000	Newfield Exploration Co., 5.63%, due 07/01/24	176,068
150,000	Newmont Goldcorp Corp., 2.80%, due 10/01/29	148,930
265,000	Newmont Goldcorp Corp., 3.63%, due 06/09/21	270,186
388,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	412,585
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	208,164
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	78,362
165,000	Nippon Life Insurance Co., 5.10% (5 year USD ICE swap plus 3.65%), due 10/16/44† 144A	180,513
670,000	NiSource, Inc., 3.49%, due 05/15/27	705,433
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	199,395
115,000	Norbord, Inc., 6.25%, due 04/15/23 144A	123,385
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,151,504
195,000	Northern States Power Co., 3.60%, due 09/15/47	209,128
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	310,375
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	165,581
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	355,605
1,225,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	1,310,661
163,000	NXP BV/NXP Funding LLC, 4.88%, due 03/01/24 144A	177,945
222,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	235,833
4,576,000	Occidental Petroleum Corp., 5.71%, due 10/10/36‡‡	2,308,157
107,000	ONEOK Partners, LP, 4.90%, due 03/15/25	117,920
390,000	ONEOK, Inc., 4.45%, due 09/01/49	406,211
200,000	ONEOK, Inc., 4.95%, due 07/13/47	220,909
208,000	Owens Corning, 3.95%, due 08/15/29‡	216,940
350,000	Owens Corning, 4.30%, due 07/15/47	332,863
155,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	164,930
155,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	164,199
345,000	PayPal Holdings, Inc., 2.40%, due 10/01/24	348,785
411,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	415,677
205,000	PECO Energy Co., 3.70%, due 09/15/47	225,094
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	612,141
2,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,575,728
665,000	Petrobras Global Finance BV, 5.09%, due 01/15/30 144A	713,385
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	209,004
125,000	Petrobras Global Finance BV, 6.90%, due 03/19/49	146,847
155,000	Petroleos Mexicanos, 5.50%, due 01/21/21	159,573
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	73,601

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	254,091
520,000	Petroleos Mexicanos, 6.75%, due 09/21/47	522,764
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	385,531
115,000	Petroleos Mexicanos, 7.69%, due 01/23/50‡ 144A	125,899
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,055,249
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	806,927
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	155,255
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	63,311
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	50,547
384,000	PNC Financial Services Group (The), Inc., 2.20%, due 11/01/24	385,687
63,000	PNC Financial Services Group (The), Inc., 3.15%, due 05/19/27	66,142
146,000	PNC Financial Services Group (The), Inc., 3.50%, due 01/23/24	153,858
215,000	PNC Financial Services Group (The), Inc., 4.85% (3 mo. USD LIBOR plus 3.04%)† †††††	223,389
364,000	PNC Financial Services Group (The), Inc., 6.75% (3 mo. USD LIBOR plus 3.68%)† †††††	386,732
120,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	128,178
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	621,707
26,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	27,316
265,000	Prosus NV, 5.50%, due 07/21/25 144A	295,163
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	90,954
430,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.18%), due 09/15/42†	463,052
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	460,838
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	332,625
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	176,443
85,000	Qorvo, Inc., 5.50%, due 07/15/26	90,684
205,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	212,346
200,000	QVC, Inc., 4.38%, due 03/15/23	206,576
125,000	QVC, Inc., 5.13%, due 07/02/22	131,569
130,000	QVC, Inc., 5.45%, due 08/15/34	125,008
87,000	Radian Group, Inc., 4.50%, due 10/01/24	92,256
160,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 02/15/25‡ 144A	162,066
52,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23 144A	53,062
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	69,942
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	41,538
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	211,301
855,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	896,624
210,000	Royal Bank of Scotland Group Plc, 4.45% (3 mo. USD LIBOR plus 1.87%), due 05/08/30†	232,239
487,000	Royal Bank of Scotland Group Plc, 8.63% (5 year USD swap plus 7.60%)† †††††	523,172
151,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	160,194
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	241,253
331,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	380,746
110,000	Sabra Health Care, LP/Sabra Capital Corp. REIT, 4.80%, due 06/01/24	117,275
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	335,749
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	319,632
490,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26 144A	496,159
190,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	194,931
420,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	432,389

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	138,337
170,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	182,883
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	216,700
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	222,649
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	325,697
255,000	SBA Tower Trust REIT, 3.72%, due 04/09/48 144A	260,818
320,000	Seagate HDD Cayman, 4.75%, due 01/01/25	342,345
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	209,281
340,000	SES SA, 3.60%, due 04/04/23 144A	347,940
800,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	825,125
145,000	Simmons Foods, Inc., 5.75%, due 11/01/24 144A	146,027
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,248,730
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	276,833
355,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	375,182
225,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	239,560
195,000	Societe Generale SA, 7.38% (5 year USD swap plus 6.24%)† ††††† 144A	207,046
200,000	Sotheby's, 7.38%, due 10/15/27‡ 144A	202,870
335,000	Southern California Edison Co., 4.00%, due 04/01/47	353,293
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,374,261
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,269,651
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	70,679
50,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	50,326
225,000	Sprint Corp., 7.88%, due 09/15/23	248,718
207,813	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	209,922
25,000	Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	25,683
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20**** ^ †††	—
467	Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.00%, due 11/05/24 144A	313
183,000	Stifel Financial Corp., 4.25%, due 07/18/24	194,974
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	938,288
350,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	363,896
362,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	394,204
248,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	259,154
335,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26	356,565
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	121,255
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	162,062
672,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	765,445
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	49,565
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	26,817
161,000	Tech Data Corp., 3.70%, due 02/15/22	164,626
224,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	222,184
173,000	Telecom Argentina SA, 6.50%, due 06/15/21 144A	168,395
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	152,175
293,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	347,908
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	220,885
920,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	958,524

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	93,149
138,000	Tervita Corp., 7.63%, due 12/01/21 144A	139,173
612,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	511,035
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	71,146
315,000	Toronto-Dominion Bank, (MTN) (The), 3.25%, due 03/11/24	330,061
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	190,097
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	549,154
430,000	TransDigm, Inc., 5.50%, due 11/15/27 144A	435,624
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	49,660
225,000	Twin River Worldwide Holdings, Inc., 6.75%, due 06/01/27‡ 144A	235,203
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	542,282
246,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	253,002
1,547,000	UBS Group AG, 4.13%, due 04/15/26 144A	1,683,801
185,000	UBS Group AG, 7.00% (5 year USD swap plus 4.34%)† ††††† 144A	202,344
234,351	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	239,629
193,479	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	196,771
316,403	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	334,203
2,140,333	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	2,280,678
208,802	United Airlines Pass Through Trust, Series 2019-1 Class A, 4.55%, due 02/25/33	226,179
94,640	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27	97,972
115,299	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	119,013
136,000	United Rentals North America, Inc., 3.88%, due 11/15/27	139,101
530,000	United Rentals North America, Inc., 4.88%, due 01/15/28	552,832
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	37,735
30,000	United Rentals North America, Inc., 5.88%, due 09/15/26	32,258
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	202,499
210,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	220,835
140,000	UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	144,212
99,454	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	110,644
84,834	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	92,129
490,000	Valero Energy Corp., 3.40%, due 09/15/26	514,031
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	225,728
250,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	270,275
70,000	VeriSign, Inc., 4.75%, due 07/15/27	73,980
134,000	VeriSign, Inc., 5.25%, due 04/01/25	147,989
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	272,827
919,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,142,501
1,180,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,249,471
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	531,268
36,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	37,597
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,464,761
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	466,465
336,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	334,182
340,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	347,260
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 ‡ 144A	141,322
387,000	Vodafone Group Plc, 7.00% (5 year USD swap plus 4.87%), due 04/04/79†	454,984
683,000	Volkswagen Group of America Finance LLC, 4.63%, due 11/13/25 144A	756,756
390,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.58%), due 05/15/53†	415,245
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,216,000

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
625,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.99%)† †††††	695,847
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	765,052
288,000	Williams Cos. (The), Inc., 3.75%, due 06/15/27	300,647
468,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	505,574
95,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	112,745
85,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	88,223
117,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	123,476
50,000	WPX Energy, Inc., 5.25%, due 09/15/24	53,250
216,000	WPX Energy, Inc., 5.25%, due 10/15/27	228,280
113,000	Wyndham Destinations, Inc., 4.63%, due 03/01/30 144A	113,494
116,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	118,410
175,000	YPF SA, 8.50%, due 07/28/25 144A	165,885
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	160,551

		244,299,773

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 11.5%
51,298	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ 144A	51,562
119,696	Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/48◆◆ 144A	121,412
506,996	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	514,268
312,526	Arroyo Mortgage Trust, Series 2019-2, Class A1, 3.35%, due 04/25/49◆◆ 144A	317,166
205,291	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, due 10/25/48◆◆ 144A	206,763
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32◆◆ 144A	138,848
1,200,000	BANK, Series 2019-BN20, Class A2, 2.76%, due 09/15/61	1,216,146
850,000	BANK, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	854,674
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	197,935
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.46% (1 mo. USD LIBOR plus 0.72%), due 03/15/37† 144A	2,989,109
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.18% (1 mo. USD LIBOR plus 2.44%), due 03/15/37† 144A	207,466
200,000	BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35◆◆ 144A	216,898
44,505	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.49% (1 mo. USD LIBOR plus 1.70%), due 10/25/27† 144A	44,609
225,121	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.39% (1 mo. USD LIBOR plus 1.60%), due 04/25/28† 144A	225,512
13,105	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 2.74% (1 mo. USD LIBOR plus 0.95%), due 08/25/28† 144A	13,107
240,222	Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 2.89% (1 mo. USD LIBOR plus 1.10%), due 07/25/29† ‡‡‡‡	240,728
150,000	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 3.39% (1 mo. USD LIBOR plus 1.60%), due 07/25/29† 144A	150,347
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,356,184
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	673,676
235,000	Benchmark Mortgage Trust, Series 2019-B10, Class A2, 3.61%, due 03/15/62	246,723
235,000	Benchmark Mortgage Trust, Series 2019-B11, Class A2, 3.41%, due 05/15/52	245,414

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	329,027
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	276,362
239,000	Benchmark Mortgage Trust, Series 2019-B14, Class A2, 2.91%, due 12/15/62	245,112
156,232	BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.67%, due 07/25/59◆◆ 144A	156,560
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.06% (1 mo. USD LIBOR plus 1.32%), due 03/15/37† 144A	215,447
1,697,000	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 2.66% (1 mo. USD LIBOR plus 0.92%), due 10/15/36† 144A	1,700,424
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,204,707
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	718,680
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,558,915
219,250	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 3.89% (1 mo. USD LIBOR plus 2.15%), due 07/15/32† 144A	218,969
206,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 3.99% (1 mo. USD LIBOR plus 2.25%), due 11/15/36† 144A	206,601
156,539	CIM Trust, Series 2017-2, Class A1, 3.71% (1 mo. USD LIBOR plus 2.00%), due 12/25/57† 144A	158,215
604,995	CIM Trust, Series 2017-3, Class A1, 3.71% (1 mo. USD LIBOR plus 2.00%), due 01/25/57† 144A	619,012
564,891	CIM Trust, Series 2017-6, Class A1, 3.02%, due 06/25/57◆◆ 144A	566,625
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,777,356
1,300,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,311,865
115,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	119,210
110,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	116,940
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.44%, due 05/10/47◆◆	528,547
37,081	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ 144A	37,267
108,343	COLT Mortgage Loan Trust, Series 2019-2, Class A1, 3.34%, due 05/25/49 ◆◆ 144A	108,651
235,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.39%, due 08/10/30◆◆ 144A	244,169
58,703	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	59,394
890,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	907,517
427,790	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	427,537
1,033,768	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,084,437
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	229,548
470,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	490,579
125,000	Commercial Mortgage Trust, Series 2016-CR28, Class A3, 3.50%, due 02/10/49	131,818
540,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 3.34% (1 mo. USD LIBOR plus 1.60%), due 05/15/36† 144A	541,102
564,953	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47◆◆ 144A	572,859

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
749,741	Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57◆◆ 144A	786,102
350,988	Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49†† 144A	350,524
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,131,824
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	801,618
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,052,862
2,115,344	FHLMC Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,193,474
1,480,766	FHLMC Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,539,926
284,470	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.09% (1 mo. USD LIBOR plus 1.30%), due 04/25/29†	285,338
254,641	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 2.99% (1 mo. USD LIBOR plus 1.20%), due 07/25/29†	255,173
666,472	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 2.54% (1 mo. USD LIBOR plus 0.75%), due 03/25/30†	667,124
88,772	FHLMC Structured Agency Credit Risk Debt Notes, Series 2019-HRP1, Class M1, 2.54% (1 mo. USD LIBOR plus 0.75%), due 02/25/49† 144A	88,789
156,720	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M1, 2.54% (1 mo. USD LIBOR plus 0.75%), due 09/25/48† 144A	156,825
845	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.24% (1 mo. USD LIBOR plus 1.45%), due 01/25/29†	845
94,904	FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.79% (1 mo. USD LIBOR plus 2.00%), due 03/25/31†	95,378
96,443	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ 144A	97,032
888,720	GCAT LLC, Series 2019-4, Class A1, 3.23%, due 11/26/49†† 144A	890,738
357,048	GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59†† 144A	358,769
1,150,634	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,167,093
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	930,944
260,000	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	268,884
125,000	GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, due 10/10/48	132,079
285,000	GS Mortgage Securities Trust, Series 2019-GC39, Class A2, 3.46%, due 05/10/52	297,301
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	307,446
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 3.44% (1 mo. USD LIBOR plus 1.70%), due 12/15/34† 144A	100,120
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 5.68% (1 mo. USD LIBOR plus 3.90%), due 08/05/34† 144A	100,207
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34◆◆ 144A	172,797
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.17%, due 05/15/48◆◆ 144A	221,050
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,753,043
140,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, due 08/15/48	150,008
774,521	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	775,689

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
95,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A4, 3.31%, due 03/15/49	99,602
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	716,774
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,368,961
1,147,608	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,167,165
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,473,401
165,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A4, 3.65%, due 01/15/49	175,912
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	764,137
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,634,590
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	967,705
724,919	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46◆◆ 144A	729,965
467,302	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46◆◆ 144A	477,456
1,096,851	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47◆◆ 144A	1,115,254
837,605	JPMorgan Mortgage Trust, Series 2018-4, Class A15, 3.50%, due 10/25/48◆◆ 144A	845,688
130,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.09% (1 mo. USD LIBOR plus 1.35%), due 05/15/36† 144A	130,070
491,899	Legacy Mortgage Asset Trust, Series 2019-PRI, Class A1, 3.86%, due 09/25/59†† 144A	491,890
164,247	MetLife Securization Trust, Series 2018-1A, Class A, 3.75%, due 03/25/57◆◆ 144A	171,611
179,853	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, due 10/25/69◆◆ 144A	183,814
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	101,890
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,603,662
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.14% (1 mo. USD LIBOR plus 1.40%), due 11/15/34† 144A	212,209
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,713,744
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32◆◆ 144A	96,729
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43◆◆ 144A	178,614
349,045	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57◆◆ 144A	363,820
192,782	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.54% (1 mo. USD LIBOR plus 0.75%), due 01/25/48† 144A	192,739
154,746	Oaktown Re III, Ltd., Series 2019-1A, Class M1A, 3.19% (1 mo. USD LIBOR plus 1.40%), due 07/25/29† 144A	155,135
1,197,226	Park Avenue Funding Trust, Series 2019-4, Class PT, 3.30% (1 mo. USD LIBOR plus 1.50%), due 05/27/21† 144A	1,206,205
4,635	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 4.68%, due 05/25/35◆◆	4,638

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
979,887	PSMC Trust, Series 2019-1, Class A3, 4.00%, due 07/25/49◆◆ 144A	987,431
147,872	Radnor RE, Ltd., Series 2018-1, Class M1, 3.19% (1 mo. USD LIBOR plus 1.40%), due 03/25/28† 144A	147,897
83,873	Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48◆◆ 144A	84,678
252,362	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58◆◆ 144A	258,627
370,429	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58◆◆ 144A	382,993
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.95%, due 10/25/53◆◆ 144A	119,002
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.80%, due 11/25/60◆◆ 144A	277,527
621,008	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	626,220
703,378	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	708,087
673,465	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ 144A	682,316
224,357	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ 144A	233,363
343,055	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58◆◆ 144A	349,166
92,975	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58◆◆ 144A	95,070
180,129	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58◆◆ 144A	187,240
513,084	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59◆◆ 144A	516,676
95,219	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 2.79% (1 mo. USD LIBOR plus 1.00%), due 10/25/59† 144A	95,573
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	700,609
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,318,531
886,323	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	897,294
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,549,533
272,159	Verus Securitization Trust, Series 2018-3, Class A1, 4.11%, due 10/25/58◆◆ 144A	275,572
240,000	VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, due 12/13/29◆◆ 144A	241,398
15,465	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 4.32%, due 09/25/33◆◆	15,785
188,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.71%, due 03/18/28◆◆ 144A	187,617
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,493,960
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,035,088
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	992,961
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,478,819
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.39% (1 mo. USD LIBOR plus 1.65%), due 12/15/34† 144A	109,774
1,306,422	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.87%, due 02/15/44◆◆ 144A	1,331,929
1,360,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44◆◆ 144A	1,397,425

		86,342,542

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.9%
521,028	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	566,387
409,439	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	439,587
699,517	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	718,779
552,548	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	593,254
252,463	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	289,783
130,836	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	147,364
496,923	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	548,195
667,790	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	708,411
157,054	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	166,551
86,831	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	90,413
1,314,873	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	1,386,063
849,899	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	894,862
705,011	FHLMC Gold, Pool # G08805, 4.00%, due 03/01/48	742,452
4,944,993	FHLMC Gold, Pool # G08883, 4.50%, due 06/01/49	5,207,884
228,709	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	227,526
391,858	FHLMC Gold, Pool # G16501, 3.00%, due 04/01/33	405,909
1,467,213	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,519,700
1,499,720	FHLMC Gold, Pool # G60564, 5.00%, due 02/01/42	1,655,116
1,442,225	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,481,596
642,759	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	678,804
342,517	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	361,188
1,375,960	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,492,962
1,624,156	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,682,011
1,751,595	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,854,730
1,910,012	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,966,254
1,135,549	FHLMC Gold, Pool # G60989, 3.00%, due 12/01/46	1,164,077
1,274,737	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,346,009
1,633,641	FHLMC Gold, Pool # G61891, 4.00%, due 05/01/48	1,716,187
209,801	FHLMC Gold, Pool # G61948, 4.00%, due 12/01/48	219,338
653,786	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	698,045
1,133,703	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	1,200,496
143,946	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	149,273
162,916	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	169,780
441,552	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	448,693
523,475	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	531,400
989,900	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,072,368
223,456	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	236,035
436,649	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	460,642
914,642	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	968,595
422,893	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	447,837
1,695,019	FHLMC Gold, Pool # Q34842, 3.00%, due 07/01/45	1,746,482
1,310,757	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,390,294
1,634,219	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	1,700,472
1,237,166	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,268,193
1,248,932	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,317,016
1,302,990	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,379,758
184,257	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	195,048
593,566	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	624,211
763,627	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	803,609

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
350,860	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	362,979
891,871	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	922,638
1,272,152	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,355,970
1,478,290	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,551,673
362,791	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	374,263
476,834	FHLMC Gold, Pool #Q44963, 3.50%, due 12/01/46	500,531
165,000	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, due 09/25/24	173,321
375,000	FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, due 12/25/24	391,816
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26 ◆◆	579,102
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28 ◆◆	362,604
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28 ◆◆	221,654
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33 ◆◆	1,015,206
1,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC07, Class ASB, 2.18%, due 08/25/29	1,090,873
490,000	FHLMC Multifamily Structured Pass Through Certificates, Series KIR3, Class A1, 3.04%, due 08/25/27	509,278
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.21%, due 04/25/28 ◆◆	504,200
3,850,958	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 0.79%, due 01/25/20 ◆◆	39
13,322,715	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.01%, due 04/25/20 ◆◆	133
25,402,333	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.82%, due 10/25/22 ◆◆	505,212
83,454	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	95,759
868,117	FHLMC REMIC, Series 4777, Class CB, 3.50%, due 10/15/45	897,658
997,089	FNMA REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,116,726
21,524	FNMA REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	23,235
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27 ◆◆	1,775,081
513,090	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25 ◆◆	530,843
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	499,883
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.42%, due 10/25/26 ◆◆	504,840
426,169	FNMA-ACES, Series 2018-M10, Class A1, 3.38%, due 07/25/28 ◆◆	454,130
1,148,834	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,135,745
1,289,462	FNMA-ACES, Series 2019-M25, Class AV1, 2.05%, due 12/25/26	1,287,420
500,000	GNMA, TBA, 4.00%, due 01/21/50	517,539
586,344	GNMA I, Pool # 734152, 4.00%, due 01/15/41	624,685
3,415,083	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,716,413
429,580	GNMA I, Pool # 784605, 4.50%, due 01/15/42	467,287
435,521	GNMA I, Pool # 784699, 5.00%, due 04/15/48	465,748
313,063	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	321,889
319,651	GNMA II, Pool # 004636, 4.50%, due 02/20/40	345,479
58,129	GNMA II, Pool # 004678, 4.50%, due 04/20/40	62,811

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
382,388	GNMA II, Pool # 004833, 4.00%, due 10/20/40	405,705
333,804	GNMA II, Pool # 004977, 4.00%, due 03/20/41	354,347
846,661	GNMA II, Pool # 004978, 4.50%, due 03/20/41	915,011
1,322,393	GNMA II, Pool # 005055, 4.50%, due 05/20/41	1,429,000
47,065	GNMA II, Pool # 783637, 3.00%, due 06/20/42	48,783
1,284,727	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,358,818
1,246,715	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,320,902
899,412	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	952,913
486,038	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	511,799
69,511	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	72,047
313,047	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	330,718
179,877	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	186,441
617,357	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	639,889
485,662	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	510,385
104,951	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	108,750
391,947	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	416,131
145,119	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	150,357
403,711	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	421,214
288,792	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	306,040
323,141	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	334,800
700,078	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	731,571
275,542	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	290,056
403,955	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	425,232
710,415	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	758,564
1,478,889	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,536,724
525,614	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	542,850
478,767	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	497,784
261,549	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	280,245
212,334	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	214,047
468,026	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	486,910
632,971	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	654,722
714,966	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	737,739
723,461	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	751,791
548,341	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	572,773
299,242	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	316,035
103,605	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	109,158
647,004	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	667,328
754,149	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	786,082
688,991	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	724,780
317,020	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	333,657
445,551	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	459,786
500,000	GNMA II, Pool # MA5875, 3.50%, due 04/20/49	515,706
1,570,951	UMBS, Pool # 254903, 5.00%, due 10/01/33	1,732,194
1,726,484	UMBS, Pool # 725027, 5.00%, due 11/01/33	1,904,017
1,202,962	UMBS, Pool # 735676, 5.00%, due 07/01/35	1,326,270
438,002	UMBS, Pool # 745148, 5.00%, due 01/01/36	482,854
503,534	UMBS, Pool # 932807, 4.00%, due 09/01/40	540,176
467,258	UMBS, Pool # 983471, 5.50%, due 05/01/38	522,838
524,053	UMBS, Pool # 985184, 5.50%, due 08/01/38	587,160
349,938	UMBS, Pool # 995245, 5.00%, due 01/01/39	384,975
806,479	UMBS, Pool # AB6212, 3.00%, due 09/01/42	831,078

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,041,729	UMBS, Pool # AB6802, 3.50%, due 11/01/42	1,098,047
262,943	UMBS, Pool # AB7059, 2.50%, due 11/01/42	261,757
630,659	UMBS, Pool # AB8703, 3.00%, due 03/01/38	649,999
234,368	UMBS, Pool # AB9383, 4.00%, due 05/01/43	250,900
1,472,963	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,520,479
463,008	UMBS, Pool # AD9153, 4.50%, due 08/01/40	502,924
266,063	UMBS, Pool # AE0469, 6.00%, due 12/01/39	304,684
1,171,988	UMBS, Pool # AH4404, 4.00%, due 01/01/41	1,257,676
179,988	UMBS, Pool # AI1892, 5.00%, due 05/01/41	198,452
868,533	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	915,802
413,960	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	444,033
818,478	UMBS, Pool # AL0215, 4.50%, due 04/01/41***	886,927
1,359,942	UMBS, Pool # AL1895, 3.50%, due 06/01/42	1,439,324
702,210	UMBS, Pool # AL2466, 4.00%, due 09/01/42	765,822
773,235	UMBS, Pool # AL3000, 3.50%, due 12/01/42	815,267
1,023,142	UMBS, Pool # AL3316, 3.50%, due 03/01/43	1,078,815
1,192,441	UMBS, Pool # AL6663, 4.00%, due 03/01/39	1,275,409
478,626	UMBS, Pool # AL6839, 5.00%, due 04/01/42	522,097
1,535,645	UMBS, Pool # AL7521, 5.00%, due 06/01/39	1,686,600
1,252,683	UMBS, Pool # AL7594, 3.50%, due 08/01/45	1,322,172
1,025,782	UMBS, Pool # AL8191, 4.00%, due 12/01/45	1,097,371
175,805	UMBS, Pool # AO4109, 4.00%, due 06/01/42	187,949
438,174	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	451,517
1,067,975	UMBS, Pool # AS5133, 3.50%, due 06/01/45	1,115,422
287,021	UMBS, Pool # AS6286, 4.00%, due 12/01/45	304,108
462,799	UMBS, Pool # AS6304, 4.00%, due 12/01/45	490,581
640,293	UMBS, Pool # AS6452, 3.50%, due 01/01/46	668,703
263,504	UMBS, Pool # AS7693, 2.00%, due 08/01/31	261,995
399,241	UMBS, Pool # AS8073, 2.50%, due 10/01/46	397,440
339,554	UMBS, Pool # AX3719, 3.50%, due 07/01/27	353,210
324,399	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	338,831
475,256	UMBS, Pool # BC9468, 3.00%, due 06/01/46	486,909
1,467,766	UMBS, Pool # BD7043, 4.00%, due 03/01/47	1,558,463
919,796	UMBS, Pool # BE7192, 4.00%, due 03/01/47	971,883
1,274,088	UMBS, Pool # BH1207, 4.00%, due 06/01/47	1,356,401
1,129,939	UMBS, Pool # BK1023, 4.50%, due 02/01/48	1,196,818
1,108,050	UMBS, Pool # BK7611, 4.50%, due 09/01/48	1,167,629
1,405,022	UMBS, Pool # BM1573, 3.50%, due 07/01/47	1,486,908
1,285,324	UMBS, Pool # BM1655, 5.00%, due 11/01/44	1,416,132
1,486,333	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,562,390
1,727,082	UMBS, Pool # BM2006, 4.00%, due 01/01/48	1,813,763
880,731	UMBS, Pool # BM3033, 3.00%, due 10/01/47	903,957
993,128	UMBS, Pool # BM3116, 3.00%, due 02/01/47	1,027,892
271,872	UMBS, Pool # BM3258, 3.00%, due 02/01/47	280,297
629,302	UMBS, Pool # BM3286, 4.50%, due 11/01/47	664,111
1,038,917	UMBS, Pool # BM3332, 3.50%, due 01/01/48	1,088,044
816,658	UMBS, Pool # BM3491, 4.50%, due 01/01/38	870,116
1,576,360	UMBS, Pool # BM3641, 4.00%, due 04/01/48	1,680,939
1,415,389	UMBS, Pool # BM4425, 5.00%, due 07/01/47	1,560,316
1,327,517	UMBS, Pool # BM5213, 3.00%, due 07/01/45	1,360,061
1,667,301	UMBS, Pool # BM5694, 4.00%, due 06/01/48	1,751,510

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,133,649	UMBS, Pool # BM5827, 5.00%, due 04/01/49	1,215,736
388,216	UMBS, Pool # BM5874, 4.00%, due 01/01/48	410,511
488,229	UMBS, Pool # BM5950, 3.00%, due 11/01/48	500,209
1,296,022	UMBS, Pool # BN2763, 4.50%, due 11/01/48	1,364,249
1,366,251	UMBS, Pool # BO0988, 3.50%, due 07/01/49	1,407,199
1,489,113	UMBS, Pool # BO0991, 4.00%, due 07/01/49	1,552,827
1,110,712	UMBS, Pool # BO1024, 4.00%, due 08/01/49	1,159,650
2,568,391	UMBS, Pool # BO1040, 3.00%, due 09/01/49	2,611,117
1,216,348	UMBS, Pool # BO1042, 3.00%, due 09/01/49	1,236,583
930,460	UMBS, Pool # BO1420, 3.50%, due 09/01/49	960,213
529,851	UMBS, Pool # BO1439, 3.00%, due 10/01/49	538,456
1,355,660	UMBS, Pool # CA0655, 3.50%, due 11/01/47	1,426,367
1,297,162	UMBS, Pool # CA1560, 4.50%, due 04/01/48	1,392,050
1,570,995	UMBS, Pool # CA2057, 4.50%, due 07/01/48	1,660,432
2,525,416	UMBS, Pool # CA3986, 5.00%, due 08/01/49	2,736,357
478,049	UMBS, Pool # CA4149, 3.00%, due 09/01/49	490,214
1,029,984	UMBS, Pool # CA4546, 3.00%, due 11/01/49	1,051,411
890,766	UMBS, Pool # FM1001, 3.50%, due 11/01/48	924,645
804,152	UMBS, Pool # FM1057, 3.50%, due 06/01/49	826,650
788,492	UMBS, Pool # FM1266, 5.00%, due 07/01/49	857,352
1,321,572	UMBS, Pool # FM1329, 3.00%, due 07/01/49	1,342,156
301,274	UMBS, Pool # FM1347, 3.00%, due 12/01/48	308,466
1,728,236	UMBS, Pool # FM1467, 3.00%, due 12/01/47	1,773,436
831,169	UMBS, Pool # FM1588, 3.00%, due 10/01/49	853,338
1,660,209	UMBS, Pool # FM1590, 3.50%, due 10/01/49	1,713,298
658,108	UMBS, Pool # FM1715, 3.00%, due 12/01/45	674,229
456,940	UMBS, Pool # FM1790, 3.00%, due 11/01/49	468,568
472,226	UMBS, Pool # FM1864, 3.00%, due 11/01/49	482,050
319,853	UMBS, Pool # MA2781, 2.50%, due 10/01/46	318,410
462,391	UMBS, Pool # MA3087, 3.50%, due 08/01/47	480,158
311,383	UMBS, Pool # MA3155, 3.00%, due 10/01/32	321,089
1,417,089	UMBS, Pool # MA3182, 3.50%, due 11/01/47	1,474,331
652,990	UMBS, Pool # MA3211, 4.00%, due 12/01/47	685,544
454,241	UMBS, Pool # MA3238, 3.50%, due 01/01/48	472,296
428,573	UMBS, Pool # MA3364, 3.50%, due 05/01/33	445,876
318,704	UMBS, Pool # MA3385, 4.50%, due 06/01/48	336,809
1,368,192	UMBS, Pool # MA3414, 3.50%, due 07/01/48	1,414,192
487,832	UMBS, Pool # MA3442, 3.50%, due 08/01/48	503,652
442,366	UMBS, Pool # MA3521, 4.00%, due 11/01/48	460,353
3,290,579	UMBS, Pool # RA1776, 3.00%, due 12/01/49	3,367,168
3,383,550	UMBS, Pool # RA1860, 3.00%, due 12/01/49	3,439,837
1,732,080	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,767,771
999,900	UMBS, Pool # SD8029, 2.50%, due 12/01/49	989,197
1,961,634	UMBS, Pool # ZA7040, 3.50%, due 06/01/49	2,042,401
1,907,930	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,999,836
1,024,148	UMBS, Pool # ZN6183, 3.50%, due 05/01/49	1,075,077
882,371	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	1,011,758
825,775	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	898,017
1,097,637	UMBS, Pool # ZT2088, 4.50%, due 06/01/49	1,155,243
2,185,781	UMBS, Pool # ZT2100, 3.00%, due 04/01/47	2,239,334

		209,728,424

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — 0.9%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	66,572
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	164,177
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	458,952
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	118,554
715,000	Michigan Finance Authority, 2.37%, due 09/01/49◆◆	715,565
363,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	489,444
2,049,000	New Jersey Economic Development Authority, Series B, 1.59%, due 02/15/20‡‡	2,044,922
1,000,000	State of California, General Obligation, 7.55%, due 04/01/39	1,605,960
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	750,398
105,000	University of Virginia, 4.18%, due 09/01/17#	124,352

		6,538,896

	Sovereign Debt Obligations — 0.7%
200,000	Colombia Government International Bond, 5.00%, due 06/15/45	232,987
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	192,164
330,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	329,482
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	55,636
215,000	Export-Import Bank of India, 3.88%, due 02/01/28‡‡‡‡	225,187
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	215,644
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	249,289
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	210,536
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	196,859
200,000	Panama Government International Bond, 4.00%, due 09/22/24	214,600
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	270,855
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	100,446
70,000	Province of Ontario Canada, 3.40%, due 10/17/23‡	74,075
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	229,672
246,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	257,814
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	669,264
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	253,775
445,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	500,035
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	404,744
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	305,948
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	218,621
90,000	Uruguay Government International Bond, 5.10%, due 06/18/50	108,282

		5,515,915

	U.S. Government and Agency Obligations — 14.0%
270,000	FNMA, 2.38%, due 01/19/23	276,178
315,000	FNMA, 2.50%, due 02/05/24	324,871
310,000	FNMA, 6.63%, due 11/15/30*** *****	442,294
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,154
13,438,000	U.S. Treasury Bond, 2.25%, due 08/15/49	13,077,116
3,485,000	U.S. Treasury Bond, 2.75%, due 11/15/42	3,728,474
5,135,000	U.S. Treasury Bond, 3.00%, due 02/15/47	5,785,701
8,968,000	U.S. Treasury Bond, 3.00%, due 08/15/48	10,129,286
715,000	U.S. Treasury Bond, 3.13%, due 02/15/43	812,894
3,568,000	U.S. Treasury Bond, 3.50%, due 02/15/39	4,284,875
4,855,900	U.S. Treasury Bond, 3.63%, due 08/15/43	5,969,153
20,000	U.S. Treasury Bond, 3.75%, due 11/15/43	25,071

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
7,358,000	U.S. Treasury Bond, 4.50%, due 05/15/38	9,961,180
1,126,709	U.S. Treasury Inflation Indexed Bonds, 0.25%, due 07/15/29	1,138,044
485,000	U.S. Treasury Note, 1.13%, due 02/28/21	482,215
1,020,000	U.S. Treasury Note, 1.50%, due 10/31/21	1,018,765
5,570,000	U.S. Treasury Note, 1.50%, due 11/30/24	5,525,832
55,000	U.S. Treasury Note, 1.63%, due 12/31/21	55,073
461,000	U.S. Treasury Note, 1.75%, due 05/31/22	462,909
14,578,000	U.S. Treasury Note, 1.75%, due 06/30/24	14,626,688
565,000	U.S. Treasury Note, 1.75%, due 12/31/24	566,843
345,000	U.S. Treasury Note, 1.75%, due 12/31/26	343,423
7,860,000	U.S. Treasury Note, 1.75%, due 11/15/29	7,748,701
935,000	U.S. Treasury Note, 2.13%, due 02/29/24	952,549
2,980,000	U.S. Treasury Note, 2.63%, due 02/15/29	3,161,070
3,000,000	U.S. Treasury STRIPS, 2.83%, due 05/15/37‡‡ *****	2,003,895
370,000	U.S. Treasury STRIPS, 2.98%, due 02/15/39‡‡	234,732
360,000	U.S. Treasury STRIPS, 2.99%, due 11/15/38‡‡	229,208
400,000	U.S. Treasury STRIPS, 3.00%, due 05/15/39‡‡	251,983
955,000	U.S. Treasury STRIPS, 3.03%, due 08/15/39‡‡	596,342
2,145,000	U.S. Treasury STRIPS, 3.12%, due 11/15/40‡‡	1,292,032
2,400,000	U.S. Treasury STRIPS, 3.14%, due 02/15/41‡‡	1,434,649
1,590,000	U.S. Treasury STRIPS, 3.15%, due 05/15/41‡‡	945,390
2,955,000	U.S. Treasury STRIPS, 3.19%, due 11/15/41‡‡	1,730,188
2,310,000	U.S. Treasury STRIPS, 3.23%, due 05/15/42‡‡	1,332,872
1,530,000	U.S. Treasury STRIPS, 3.26%, due 11/15/42‡‡	871,655
4,620,000	U.S. Treasury STRIPS, 3.28%, due 02/15/43‡‡	2,612,711
646,000	U.S. Treasury STRIPS, 3.31%, due 11/15/43‡‡	358,410
310,000	U.S. Treasury STRIPS, 3.42%, due 02/15/46‡‡	162,514
430,000	U.S. Treasury STRIPS, 3.42%, due 11/15/45‡‡	226,559

		105,218,499

	TOTAL DEBT OBLIGATIONS (COST $729,415,600)	744,209,327

	SHORT-TERM INVESTMENTS — 0.3%

	Mutual Fund - Securities Lending Collateral — 0.3%
2,605,358	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	2,605,358

	TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $2,605,358)	2,605,358

	TOTAL INVESTMENTS — 99.3% (Cost $732,020,958)	746,814,685
	Other Assets and Liabilities (net) — 0.7%	5,058,455

	NET ASSETS — 100.0%	$751,873,140

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

CMT — Constant Maturing Treasury Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

#	Year of maturity is greater than 2100.

##	The rate disclosed is the 7 day net yield as of December 31, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2019 was $1,565,555.

*****	All or a portion of this security is pledged for open centrally cleared swaps collateral.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of December 31, 2019.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $465,915, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $152,369,864 which represents 20.3% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

At December 31, 2019, the Fund held the following restricted securities:

Restricted Securities	Acquistion Date	Principal Amount		Cost	Value
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 2.89% (1 mo. USD LIBOR plus 1.10%), due 07/25/29	07/17/19	USD	240,222	$240,222	$240,728
Export-Import Bank of India, 3.88%, due 02/01/28	01/25/18	USD	215,000	214,674	225,187

					$465,915

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	336,479	EUR	303,357	01/09/20	Barclays Bank Plc	$(4,167)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
161	U.S. Treasury Note 10-Year	Mar 2020	$20,675,922	$(126,425)
398	U.S. Treasury Note 5-Year	Mar 2020	47,206,531	(119,709)

				$(246,134)

Sales
28	U.S. Long Bond	Mar 2020	$4,365,375	$30,368
5	U.S. Ultra Bond	Mar 2020	908,281	20,720
1	Euro-Bund	Mar 2020	170,490	1,907
172	U.S. Treasury Note 2-Year	Mar 2020	37,066,000	18,712
17	U.S. Ultra 10-Year	Mar 2020	2,391,953	28,704
58	Euro Dollar 90 Day	Dec 2020	14,265,100	36,531

				$136,942

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month USD LIBOR	1.90%	02/15/27	$797	USD	390,000	$(8,707)	$(9,504)
3-Month USD LIBOR	3.11%	07/31/25	340	USD	2,709,000	(196,902)	(197,242)
3-Month USD LIBOR	3.00%	05/31/25	50	USD	120,000	(7,804)	(7,854)
3-Month USD LIBOR	2.84%	08/15/28	(3,212)	USD	1,662,000	(131,468)	(128,256)
3-Month USD LIBOR	2.66%	11/15/43	103	USD	145,000	(16,161)	(16,264)
3-Month USD LIBOR	2.33%	11/15/24	12,963	USD	3,810,000	(107,884)	(120,847)
3-Month USD LIBOR	2.29%	05/15/27	101	USD	130,000	(4,404)	(4,505)
3-Month USD LIBOR	2.21%	01/08/26	—	USD	7,920,000	(202,648)	(202,648)
3-Month USD LIBOR	2.18%	08/15/24	1,488	USD	385,000	(7,799)	(9,287)
3-Month USD LIBOR	2.17%	08/15/24	10,977	USD	7,885,000	(157,768)	(168,745)
3-Month USD LIBOR	1.88%	04/30/26	(391)	USD	125,000	(788)	(397)
1.38%	3-Month USD LIBOR	09/15/21	(22,160)	USD	11,148,000	(57,228)	(35,068)
1.48%	3-Month USD LIBOR	09/15/21	7,322	USD	7,475,000	(26,145)	(33,467)
1.52%	3-Month USD LIBOR	02/29/24	105	USD	1,170,000	(8,471)	(8,576)
1.60%	3-Month USD LIBOR	09/15/21	24,397	USD	32,725,000	(46,554)	(70,951)
1.83%	3-Month USD LIBOR	06/15/21	144	USD	19,282,000	31,499	31,355
Overnight Federal Funds Effective Rate (0M)	1.82%	02/15/27	20,041	USD	1,447,000	(24,915)	(44,956)
Overnight Federal Funds Effective Rate (12M)	2.58%	08/15/28	(123,604)	USD	6,783,600	(526,633)	(403,029)
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	USD	2,295,000	(103,199)	(103,316)
Overnight Federal Funds Effective Rate (12M)	2.27%	01/31/26	(3,618)	USD	488,000	(20,982)	(17,364)
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	USD	920,000	(31,105)	(30,769)
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	USD	265,000	(7,104)	(7,206)
Overnight Federal Funds Effective Rate (12M)	1.95%	03/29/24	124	USD	4,490,000	(88,806)	(88,930)
Overnight Federal Funds Effective Rate (12M)	1.61%	08/15/29	388	USD	564,000	2,224	1,836
Overnight Federal Funds Effective Rate (12M)	1.51%	08/09/49	110	USD	580,000	46,990	46,880
2.17%	Overnight Federal Funds Effective Rate (12M)	03/31/21	(255)	USD	1,726,000	14,583	14,838

							$(1,614,272)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.0
Futures Contracts	0.0
Forward Foreign Currency Contracts	(0.1)
Swaps	(0.2)
Short-Term Investments	0.3
Other Assets and Liabilities (net)	1.0

100.0%

See accompanying Notes to the Schedule of Investments.